Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$6,238,754
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-

Schedule of condensed balance sheet related to leases
Operating leases:
Operating lease right-of-use assets	$13,738,081

Current portion of operating lease liabilities	$3,329,619
Long-term operating lease liabilities	9,197,027
Total operating lease liabilities	$12,526,646

Weighted average remaining lease term
Operating leases	2.5

Schedule of lease liabilities under operating leases
Operating
For the year ending March 31,	Leases
2023	$5,092,731
2024	3,997,039
2025	2,792,617
2026	1,591,149
2027	606,426
Thereafter	1,064,908
Total lease payments	15,144,870
Less: imputed interest	(2,618,224)
Total lease liabilities	$12,526,646